Segment Reporting - Revenues and Purchased Transportation Costs Attributable to Company's Principal Services (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Revenues:
Revenues	$ 1,153,622	$ 1,264,536	$ 1,297,358	$ 1,198,705	$ 4,607,521	$ 4,914,221	$ 4,549,773
Purchased transportation costs:
Purchased transportation costs	747,101	821,161	853,962	788,128	3,020,988	3,210,352	2,994,302
Airfreight forwarding [Member]
Revenues:
Revenues					1,443,740	1,725,537	1,608,312
Purchased transportation costs:
Purchased transportation costs					1,128,043	1,353,633	1,273,408
Ocean freight forwarding [Member]
Revenues:
Revenues					1,267,134	1,230,032	1,190,529
Purchased transportation costs:
Purchased transportation costs					1,064,081	1,020,138	998,234
Customs brokerage [Member]
Revenues:
Revenues					117,629	124,777	108,804
Purchased transportation costs:
Purchased transportation costs					5,289	5,159	6,102
Contract logistics [Member]
Revenues:
Revenues					785,733	824,962	736,376
Purchased transportation costs:
Purchased transportation costs					200,578	199,765	158,436
Distribution [Member]
Revenues:
Revenues					588,794	548,733	488,261
Purchased transportation costs:
Purchased transportation costs					397,872	372,930	331,654
Other [Member]
Revenues:
Revenues					404,491	460,180	417,491
Purchased transportation costs:
Purchased transportation costs					$ 225,125	$ 258,727	$ 226,468